Other equity - Summary of Hedge Reserve (Detail) - Hedge reserve ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure Of Detailed Information About Reserve Of Cash Flow Hedges Of Equity [line Items]
Beginning balance	₨ (1,867)		₨ (618)	₨ (1,328)
OCI for the year	(97)		(2,205)	861
Attributable to non-controlling interests	(53)		129	(151)
Amount transferred to property, plant and equipment	1,427		827
Ending balance	₨ (590)	$ (7)	₨ (1,867)	₨ (618)